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                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

       Registrant Name         Variable Account II - AIG Life Insurance Company

       File Number             811-4867

       Registrant CIK Number:  0000803466

Report as of the end of semiannual period:  /  /  (a)
                              or fiscal year: 12/31/02 (b)
       Is this a transition report? (Y or N): N
Is this form being completed by the registrant? (Y or N): Y
Is this an amendment to a previous filing? (Y or N): N
Is this a change to a previous filing? (Y or N): N

1. A) Registrant Name: Variable Account II - AIG Life Insurance Company
   B) File Number: 811-4867
   C) Telephone Number: (713) 831-3504
2. A) Street: Post Office Box 1591
   B) City: Houston C) State: TX D) Zip Code: 77251 Zip Ext.: 1591
   E) Foreign Country:         Foreign Postal Code:

3. Is this the first filing on this form by the Registrant? (Y or N) --N---
4. Is this the last filing on this form by the Registrant? (Y or N) ---N---
5. Is Registrant a small business investment company (SBIC)? (Y or N) --N--
6. Is Registrant a unit investment trust (UIT)? (Y or N) --------Y---------

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4867

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely form the sale of units of all series of Registrant ($000's omitted) $975

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4867

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                              Number of       Total Assets       Total Income
                               Series       ($000's omitted)    Distributions
                              Investing                         ($000's omitted)

A.   U.S. Treasury
     direct issue            ___________       __________          __________

B.   U.S. Government
     agency                  ___________       __________          __________

C.   State and municipal
     tax-free                ___________       __________          __________

D.   Public utility debt     ___________       __________          __________

E.   Brokers or dealers
     debt or debt of
     brokers' or dealers'
     parent                  ___________       __________          __________

F.   All other corporate
     intermed. & long-term
     debt                    ___________       __________          __________

G.   All other corporate
     short-term debt         ___________       __________          __________

H.   Equity securities of
     brokers or dealers
     or parents of
     brokers or dealers      ___________       __________          __________

I.   Investment company
     equity securities       ___________       __________          __________

J.   All other equity
     securities                   17            $ 52,246             $ 700

K.   Other securities        ___________       __________          __________

L.   Total assets of all
     series of
     registrant                   17            $ 52,246             $ 700

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UNIT INVESTMENT TRUSTS
For period ending: 12/31/02
File Number: 811-4867

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $447

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                                   SIGNATURES

This Report is signed on behalf of the registrant in the City of Houston and the State of Texas on this 25th day of February, 2003.

AIG LIFE INSURANCE COMPANY
VARIABLE ACCOUNT II
   (Name of Registrant)

BY:  AIG LIFE INSURANCE COMPANY
           (Name of Depositor)

By: /s/ ROBERT F. HERBERT, JR.         Witness:  /s/ LAUREN W. JONES
    -------------------------------              -------------------------------
    Robert F. Herbert, Jr.                       Lauren W. Jones
    Senior Vice President,                       Assistant Secretary
         Treasurer & Controller                  American International Group
    American International Group                 Life Insurance Company
    Life Insurance Company